Financial instruments and risk management - Summary of changes in fair value of Level 3 financial assets and financial liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Currency translation adjustments	$ 890	$ 65
Level 3
Disclosure of detailed information about financial instruments [line items]
Opening balance	383	637
Currency translation adjustments	16	(1)
Total realised losses included in consolidated sales revenue	11	0
Total realised losses included in net operating costs	(39)	(7)
Total unrealised (losses)/gains included in net operating costs	24	(254)
Total unrealised gains transferred into other comprehensive income through cash flow hedges	26	28
Additions	1	1
Disposals/maturity of financial instruments	(27)	(21)
Closing balance	395	383
Net losses for the year included in the income statement for assets and liabilities held at year end(a)	$ 0	$ (263)